Reinsurance (Tables)	12 Months Ended
Dec. 31, 2023
Reinsurance Disclosures [Abstract]
Ceded reinsurance	Direct, assumed, ceded and net amounts for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	2023
	Premiums Written	Premiums Earned	Losses and Loss Expenses

Non-life	$347,351	$372,230	$188,912
Life and Health	—	—	—
Direct	$347,351	$372,230	$188,912

Non-life	$6,646,273	$6,643,101	$3,346,078
Life and Health	2,108,734	2,108,711	1,838,714
Assumed	$8,755,007	$8,751,812	$5,184,792

Non-life	$1,145,301	$1,176,865	$352,650
Life and Health	28,145	28,417	30,846
Ceded	$1,173,446	$1,205,282	$383,496

Non-life	$5,848,323	$5,838,466	$3,182,340
Life and Health	2,080,589	2,080,294	1,807,868
Net	$7,928,912	$7,918,760	$4,990,208

	2022
	Premiums Written	Premiums Earned	Losses and Loss Expenses

Non-life	$393,186	$377,380	$207,301
Life and Health	—	—	—
Direct	$393,186	$377,380	$207,301

Non-life	$6,622,236	$6,319,389	$3,817,630
Life and Health	1,673,857	1,674,091	1,426,584
Assumed	$8,296,093	$7,993,480	$5,244,214

Non-life	$1,116,672	$1,085,317	$711,697
Life and Health	28,412	28,426	13,946
Ceded	$1,145,084	$1,113,743	$725,643

Non-life	$5,898,750	$5,611,452	$3,313,234
Life and Health	1,645,445	1,645,665	1,412,638
Net	$7,544,195	$7,257,117	$4,725,872

	2021
	Premiums Written	Premiums Earned	Losses and Loss Expenses

Non-life	$421,756	$318,058	$221,173
Life and Health	—	—	—
Direct	$421,756	$318,058	$221,173

Non-life	$6,135,299	$5,956,360	$3,991,292
Life and Health	1,646,870	1,651,485	1,423,826
Assumed	$7,782,169	$7,607,845	$5,415,118

Non-life	$1,046,227	$944,862	$769,220
Life and Health	23,680	24,519	16,031
Ceded	$1,069,907	$969,381	$785,251

Non-life	$5,510,828	$5,329,556	$3,443,245
Life and Health	1,623,190	1,626,966	1,407,795
Net	$7,134,018	$6,956,522	$4,851,040